Sarah R. Lord State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 SLord@StateStreet.com

August 1, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Trust funds, each dated August 1, 2016, do not differ from those contained in Post-Effective Amendment No. 1,659 to the Trust’s Registration Statement on Form N-1A, filed electronically on July 27, 2016.

iShares Asia 50 ETF
iShares Core Russell U.S. Growth ETF
iShares Core Russell U.S. Value ETF
iShares Core S&P 500 ETF
iShares Core S&P Mid-Cap ETF
iShares Core S&P Small-Cap ETF
iShares Core S&P Total U.S. Stock Market ETF
iShares Currency Hedged JPX-Nikkei 400 ETF
iShares Emerging Markets Infrastructure ETF
iShares Europe ETF
iShares Global 100 ETF
iShares Global Clean Energy ETF
iShares Global Consumer Discretionary ETF
iShares Global Consumer Staples ETF
iShares Global Energy ETF
iShares Global Financials ETF
iShares Global Healthcare ETF
iShares Global Industrials ETF
iShares Global Infrastructure ETF
iShares Global Materials ETF

iShares Global Tech ETF
iShares Global Telecom ETF
iShares Global Timber & Forestry ETF
iShares Global Utilities ETF
iShares iBonds Sep 2016 Term Muni Bond ETF
iShares iBonds Sep 2017 Term Muni Bond ETF
iShares iBonds Sep 2018 Term Muni Bond ETF
iShares iBonds Sep 2019 Term Muni Bond ETF
iShares iBonds Sep 2020 Term Muni Bond ETF
iShares India 50 ETF
iShares International Developed Property ETF
iShares International Preferred Stock ETF
iShares JPX-Nikkei 400 ETF
iShares Latin America 40 ETF
iShares Micro-Cap ETF
iShares Mortgage Real Estate Capped ETF
iShares Nasdaq Biotechnology ETF
iShares North American Natural Resources ETF
iShares North American Tech ETF
iShares North American Tech-Multimedia Networking ETF
iShares North American Tech-Software ETF
iShares PHLX Semiconductor ETF
iShares Residential Real Estate Capped ETF
iShares Russell 1000 ETF
iShares Russell 1000 Growth ETF
iShares Russell 1000 Value ETF
iShares Russell 2000 ETF
iShares Russell 2000 Growth ETF
iShares Russell 2000 Value ETF
iShares Russell 3000 ETF
iShares Russell Mid-Cap ETF
iShares Russell Mid-Cap Growth ETF
iShares Russell Mid-Cap Value ETF
iShares Russell Top 200 ETF
iShares Russell Top 200 Growth ETF
iShares Russell Top 200 Value ETF
iShares S&P 100 ETF
iShares S&P 500 Growth ETF
iShares S&P 500 Value ETF

iShares S&P Mid-Cap 400 Growth ETF
iShares S&P Mid-Cap 400 Value ETF
iShares S&P Small-Cap 600 Growth ETF
iShares S&P Small-Cap 600 Value ETF
iShares U.S. Aerospace & Defense ETF
iShares U.S. Broker-Dealers & Securities Exchanges ETF
iShares U.S. Healthcare Providers ETF
iShares U.S. Home Construction ETF
iShares U.S. Insurance ETF
iShares U.S. Medical Devices ETF
iShares U.S. Oil & Gas Exploration & Production ETF
iShares U.S. Oil Equipment & Services ETF
iShares U.S. Pharmaceuticals ETF
iShares U.S. Preferred Stock ETF
iShares U.S. Real Estate ETF
iShares U.S. Regional Banks ETF
iShares U.S. Telecommunications ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Lord
Sarah R. Lord
Assistant Secretary

cc:	Benjamin J. Haskin, Esq.